Retirement benefit plan - Actuarial Assumptions and Sensitivity Analysis (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumptions [Abstract]
Discount rate	1.00%	1.50%	2.25%
Rate of future increase in compensations	2.00%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	1.25%	1.50%	2.25%
Sensitivity analysis [Abstract]
Potential defined benefit obligation	SFr 52,455	SFr 41,060	SFr 32,410
+0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
-0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Discount rate | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 48,532	SFr 38,132
Decrease/(increase) from actual defined benefit obligation	SFr 3,923	SFr 2,928
Discount rate | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 56,936	SFr 44,390
Decrease/(increase) from actual defined benefit obligation	SFr (4,481)	SFr (3,330)
Future salary increase | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 53,728	SFr 41,997
Decrease/(increase) from actual defined benefit obligation	SFr (1,273)	SFr (937)
Future salary increase | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 51,262	SFr 40,205
Decrease/(increase) from actual defined benefit obligation	SFr 1,193	SFr 855
Future pension cost | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 54,683	SFr 42,681
Decrease/(increase) from actual defined benefit obligation	SFr (2,228)	SFr (1,621)
Future pension cost | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 50,423	SFr 39,578
Decrease/(increase) from actual defined benefit obligation	SFr 2,032	SFr 1,482
Interest rate on savings capital | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 53,865	SFr 42,158
Decrease/(increase) from actual defined benefit obligation	SFr (1,410)	SFr (1,098)
Interest rate on savings capital | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Potential defined benefit obligation	SFr 51,118	SFr 40,030
Decrease/(increase) from actual defined benefit obligation	SFr 1,337	SFr 1,030